Group overview	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Group overview
1. Group overview
Vedanta Limited (“the Company” or “the parent”) and its consolidated subsidiaries (collectively, the “Group”) is a diversified natural resource group engaged in exploring, extracting and processing minerals and oil and gas. The Group engages in the exploration, production and sale of zinc, lead, silver, copper, aluminum, iron ore and oil and gas and has a presence across India, South Africa, Namibia, Ireland, Australia, Liberia and the UAE. The Group is also in the business of commercial power generation, steel manufacturing and port operations in India and manufacturing of glass substrate in South Korea and Taiwan.
The Company was incorporated on September 8,1975 under the laws of the Republic of India. The registered office of the Company is situated at 1st Floor, ‘C’ wing, Unit 103, Corporate Avenue, Atul Projects, Chakala, Andheri (East), Mumbai-400092, Maharashtra. The Company’s shares are listed on National Stock Exchange (‘NSE’) and Bombay Stock Exchange (‘BSE’) in India. In June 2007, the Company completed its initial public offering of American Depositary Shares, or ADS, each representing four equity shares, and listed its ADSs on the New York Stock Exchange (‘NYSE’). In July 2009, the Company completed its follow-on offering of an additional 131,906,011 ADS, each representing four equity shares, which are listed on the New York Stock Exchange.
The American Depositary Shares (ADS) of the Company have been delisted from the NYSE effective close of trading on the NYSE on November 8, 2021. This follows the filing by the Company of Form 25 with the Securities and Exchange Commission on October 29, 2021. As a consequence of the delisting becoming effective, termination of the Deposit Agreement under which the ADS were issued (the “Deposit Agreement”) has also become effective close of trading on the NYSE on November 8, 2021. The said action has no impact on the current listing status or trading of the Company’s equity shares on BSE and NSE. The Company will continue to be subject to reporting obligations under the U.S. Securities Exchange Act of 1934 until such time as it can terminate its registration under the said Act.
The Company is majority owned by Twin Star Holdings Limited (“Twin Star”), Finsider International Company Limited (“Finsider”), Vedanta Holdings Mauritius II Limited (“VHM2L”), Vedanta Holdings Mauritius Limited (“VHML”), Welter Trading Limited (“Welter”) and Vedanta Netherlands Investments BV (“VNIBV”), which are in turn wholly-owned subsidiaries of Vedanta Resources Limited (“VRL”), a company incorporated in the United Kingdom. VRL, through its subsidiaries, held 55.1% and 69.68%
of the Company’s equity as at March 31, 2021 and March 31, 2022, respectively.
VRL, through its wholly owned subsidiaries, acquired 541,731,161 equity shares of the Company during the current year, thereby increasing their shareholding in the Company from
 55.1% to 69.68%

in the current year.
Details of the Group’s various businesses are as follows:

•	Zinc India business is owned and operated by Hindustan Zinc Limited (“HZL”).

•
Zinc international business comprises Skorpion mine and refinery in Namibia operated through THL Zinc Namibia Holdings (Proprietary) Limited (“Skorpion”), Lisheen mine in Ireland operated through Vedanta Lisheen Holdings Limited (“Lisheen”) (Lisheen mine ceased operations in December 2015) and Black Mountain Mining (Proprietary) Limited (“BMM”), whose assets include the operational Black Mountain mine and the Gamsberg mine project located in South Africa.

•	The Group’s oil and gas business is owned and operated by the Company and its subsidiary, Cairn Energy Hydrocarbons Limited and consists of exploration, development and production of oil and gas.

•
The Group’s iron ore business is owned by the Company, and its wholly owned subsidiary, i.e., Sesa Resources Limited. It consists of exploration, mining and processing of iron ore, pig iron and metallurgical coke and generation of power for captive use. Pursuant to Honorable Supreme Court of India order, mining operations in the state of Goa are currently suspended. The Group’s iron ore business includes Western Cluster Limited (“WCL”) in Liberia which has iron ore assets and is wholly owned by the Group. WCL’s assets include development rights to Western Cluster and a network of iron ore deposits in West Africa. WCL’s assets have been fully impaired.

Subsequent to the Balance Sheet date, WCL has signed a Memorandum of Understanding with Government of Liberia to start its Iron ore mining operations in Liberia, which could not be started earlier due to the outbreak of Ebola epidemic in 2014. Activities to begin the operations are commenced in June 2022.

•
The Group’s copper business is owned and operated by the Company, Copper Mines of Tasmania Pty Ltd (“CMT”) and Fujairah Gold FZC and is principally one of custom smelting and includes captive power plants at Tuticorin in Southern India.

The
Group’s copper business in Tamil Nadu, India has received an order from the Tamil Nadu Pollution Control Board (“TNPCB”) on April 9, 2018, rejecting the Company’s application for renewal of consent to operate under the Air and Water Acts for the
400,000
TPA copper smelter plant in Tuticorin for want of further clarification and consequently the operations were suspended. The Company has filed an appeal with TNPCB Appellate authority against the said order. During the pendency of the appeal, TNPCB through its order dated May 23, 2018 ordered for disconnection of electricity supply and closure of copper smelter plant. Post such order, the state government on May 28, 2018 ordered the permanent closure of the plant. We continue to engage with the Government of India and relevant authorities to enable the restart of operations at Copper India. (Refer Note 3(c)(I)(iii)).

Further, the Company’s copper business includes refinery and rod plant at Silvassa consisting of a 133,000 MT of blister/ secondary material processing plant, a 216,000 TPA copper refinery plant and a copper rod mill with an installed capacity of 258,000 TPA. The plant continues to operate
,
catering primarily to the domestic market.
In addition, the Group owns and operates the Mt. Lyell copper mine in Tasmania, Australia through its subsidiary CMT and a precious metal refinery and copper rod plant in Fujairah, UAE through its subsidiary Fujairah Gold FZC. The operations of Mt Lyell copper mine were suspended in January 2014 following a mud slide incident and were put into care and maintenance since July 9, 2014 following a rock fall incident in June 2014. In November 2020, the Group executed an arrangement with a third party for further exploration with an option to fully divest its shareholding in return for royalties on successful mining and production.

•
The Group’s Aluminium business is owned and operated by the Company and by Bharat Aluminium Company Limited (“BALCO”). The aluminium operations include a refinery and captive power plant at Lanjigarh and a smelter and captive power plants at Jharsuguda both situated in the State of Odisha in Eastern India. BALCO’s partially integrated aluminium operations comprise two bauxite mines, captive power plants, smelting and fabrication facilities in the State of Chhattisgarh in central India.

•
The Group’s power business is owned and operated by the Company, BALCO and Talwandi Sabo Power Limited (“TSPL”), a wholly owned subsidiary of the Company, which are engaged in the power generation business in India. The Company’s power operations include a thermal coal- based commercial power facility of 600 MW at Jharsuguda in the State of Odisha in Eastern India. BALCO power operations include 600 MW (2 Units of 300 MW each) thermal coal based power plant at Korba, of which a unit of 300 MW was converted to be used for captive consumption vide order from the Central Electricity Regulatory Commission (CERC) dated January 01, 2019. TSPL’s power operations include 1,980 MW (three units of 660 MW each) thermal coal- based commercial power facilities. Power business also includes the wind power plants commissioned by HZL and a power plant at MALCO Energy Limited (“MEL”) (under care and maintenance) situated at Mettur Dam in the State of Tamil Nadu in southern India.

•	The Group’s other businesses include:

(i)	ESL Steel Limited (“ESL”). ESL is engaged in the manufacturing and supply of billets, TMT bars, wire rods and ductile iron pipes in Eastern India.

(ii)
Vizag General Cargo Berth Private Limited (“VGCB”) and Maritime Ventures Private Limited (“MVPL”). Vizag port project includes mechanization of coal handling facilities and upgradation of general cargo berth for handling coal at the outer harbour of Visakhapatnam Port on the east coast of India. MVPL is engaged in the business of rendering logistics inter alia rendering stevedoring, and other allied services in ports and other allied sectors.

(iii)
AvanStrate Inc. (“ASI”), Ferro Alloys Corporation Limited (“FACOR”) and Desai Cement Company Private Limited (“DCCPL”).
ASI, headquartered in Japan
,
 is involved in the manufacturing of glass substrate in South Korea and Taiwan. FACOR is involved in business of producing Ferro Alloys and owns a Ferro Chrome plant with capacity of 72,000 TPA, two operational chrome mines and 100 MW of captive power plant through its subsidiary, FACOR Power Limited (“FPL”). DCCPL is involved in business of producing slag cements and owns three ball mills with capacity of 218,000 TPA.